Note 14 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2017	207,837,900	$0.0692
Granted	10,472,500	$0.0468
Exercised	(687,350)	$0.0428
Forfeited or expired	(32,122,500)	$0.0496

Outstanding Options, December 31, 2017	185,500,550	$0.0714	4.21	$115,000

Vested and Expected to Vest Options at December 31, 2017	182,352,232	$0.0719	4.16	$110,000

Exercisable Options at December 31, 2017	136,984,100	$0.0814	3.52	$52,000

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0274 - $0.0314	40,764,400	6.22	$0.0306	18,157,950	$0.0305
$0.0338 - $0.0506	36,130,500	6.05	$0.0452	17,652,300	$0.0469
$0.0612 - $0.0750	35,317,750	3.65	$0.0666	34,719,900	$0.0665
$0.0776 - $0.1016	32,873,500	4.10	$0.0838	26,039,550	$0.0848
$0.1122 - $0.1636	40,414,400	1.10	$0.1301	40,414,400	$0.1301

Balance, December 31, 2017	185,500,550	4.21	$0.0714	136,984,100	$0.0814

Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2017			2016			2015			2017			2016			2015

Risk-free interest rate	1.84%	-	1.93%	1.14%	-	1.33%	1.18%	-	1.50%	0.51%	-	1.18%	0.22%	-	0.35%	0.01%	-	0.08%
Expected life (Years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	37%	-	38%		34%		33%	-	36%	40%	-	79%	34%	-	48%	35%	-	48%
Dividend		-			-			-			-			-			-

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Outstanding RSUs	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2017	57,937,850	$0.0438
Granted	35,906,700	$0.0450
Vested	(20,281,800)	$0.0492
Forfeited and expired	(1,445,050)	$0.0424

Nonvested at December 31, 2017	72,117,700	$0.0429

Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Outstanding stock options	185,500,550
Outstanding RSUs	72,117,700
Shares reserved for future Awards grants	59,153,700
Shares reserved for Employee Stock Purchase Plan	23,568,950

340,340,900